Schedule of Accounts Payable And Accrued Liabilities (Details) - Recast [Member] - USD ($)	Apr. 30, 2022	Apr. 30, 2021
Trade payables	$ 189,615	$ 160,503
Amounts due to related parties (Note 9)	224,627	219,256
Withholding tax and interest on deemed dividends (Note 6)	896,756	896,756
Interest payable on promissory notes (Note 6)	78,579	1,621,951
Total accounts payable and accrued liabilities	$ 1,389,577	$ 2,898,466